Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Aug. 31, 2021	May 31, 2021	Aug. 31, 2020	May 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	36,000,000	36,000,000		36,000,000
Common stock, shares issued	1,492,595	1,427,124		998,622
Common stock, shares outstanding	1,492,595	1,427,124		998,622